Restructuring - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 39,346	$ 0